Borrowings (Details) - Schedule of Long-Term Borrowings - Long-term Borrowings [Member] ¥ in Thousands, $ in Thousands	Apr. 30, 2024 JPY (¥)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 JPY (¥)
Schedule of Long-Term Borrowings [Line Items]
Long-term borrowings, unsecured, maturing serially through 2022-2026, (weighted average: April 2023 – 2.95%, April 2024 – 2.95%)	¥ 1,021,113	$ 6,482	¥ 1,034,445
Less: current portion	(13,332)	(85)	(1,013,332)
Long-term borrowings, net of current portion	¥ 1,007,781	$ 6,397	¥ 21,113